Long-term provisions - Expected timing of future cash flows and Business segmentation (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Provisions
Total provisions	R 14,637	R 17,218
Short-term portion	(1,688)	(2,822)
Long-term provisions	12,949	14,396
Estimated undiscounted obligation	85,097	109,845
Within one year
Provisions
Total provisions	1,688	2,822
One to five years
Provisions
Total provisions	1,427	2,915
Five to ten years
Provisions
Total provisions	2,967	2,208
More than ten years
Provisions
Total provisions	R 8,555	R 9,273